INVESTMENT MANAGERS SERIES TRUST

235 W. Galena Street

Milwaukee, WI 53212

September 24, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”) Registration Statement on Form N-14 (File No. 333- )

Ladies and Gentlemen:

We are filing the Trust’s Registration Statement under the Securities Act of 1933, as amended, on Form N-14, including exhibits thereto. The Combined Proxy Statement and Prospectus contained in this filing relates to the reorganization of the Securian AM Balanced Stabilization Fund, Securian AM Equity Stabilization Fund and Securian AM Real Asset Income Fund, each a series of Managed Portfolio Series, into Securian AM Balanced Stabilization Fund, Securian AM Equity Stabilization Fund and Securian AM Real Asset Income Fund, each a newly-created series of the Trust.

Please contact me at (626) 385-5777 with your questions or comments regarding this Registration Statement.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake
Secretary